Financial Instruments - Additional Information (Detail) - CAD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,090,456,000,000	$ 1,084,224,000,000	$ 1,084,224,000,000
Decreases (increases) in the Bank's before-tax annual earnings	69,000,000	66,000,000	65,000,000
The unrealized foreign currency translation gains	347,000,000	354,000,000
Derivative liabilities transferred into Level 3	0	0
Derivative liabilities transferred out of Level 3	0	0
Derivative asset transferred out of Level 3	0	0
Derivative asset transferred into Level 3	0	0
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	165,618,000,000
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	924,838,000,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	366,818,000,000	361,243,000,000	361,243,000,000
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	87,054,000,000	87,000,000,000	87,000,000,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	49,000,000,000	$ 48,000,000,000	$ 48,000,000,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 279,764,000,000
Percentage of residential mortgage portfolio insured	36.00%	38.00%
Percentage of residential mortgage portfolio uninsured to average loan value	52.00%	52.00%	52.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio	80.00%